Consolidated Balance Sheets (Parenthetical) - $ / shares shares in Millions	Dec. 31, 2022	Dec. 31, 2021	Nov. 04, 2021
Statement of Financial Position [Abstract]
Common stock, par value (in usd per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized (in shares)	51,000	51,000
Common stock, shares issued (in shares)	1,166	1,123
Common stock, shares outstanding (in shares)	1,166	1,123	1,124